Equity - Subordinated notes - Tabular disclosure - General information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 18, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated notes	€ 4,950	€ 4,950		€ 5,497
Subordinated notes, issue or (redemption) value		(547)
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											4.25%	4.25%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											5.25%	5.25%
Subordinated notes		1,000		1,000
Subordinated notes, issue or (redemption) value	(1,000)
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 782	£ 650
Rate											5.875%	5.875%
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 782	£ 650
Rate											5.88%	5.88%
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1,000
Rate									4.00%	4.00%	4.00%	4.00%
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1,250
Rate									5.00%	5.00%
Subordinated notes	1,250	1,250		1,250
Subordinated notes, residual nominal value	1,250
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 771	£ 600
Rate									5.75%	5.75%
Subordinated notes				547
Subordinated notes, issue or (redemption) value		(547)
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 1,000
Rate								2.38%	2.38%	2.38%
Subordinated notes	1,000	1,000		1,000
Subordinated notes, residual nominal value	1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 500
Rate							1.75%	1.75%
Subordinated notes	500	500		500
Subordinated notes, residual nominal value	500
Subordinated debt, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 700
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 700
Rate						1.75%	1.75%
Subordinated notes	700	700		700
Subordinated notes, residual nominal value	700
Subordinated debt, 1.38% issued May 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.375%	1.38%
Subordinated notes	500	€ 500		€ 500
Subordinated notes, residual nominal value	500
Subordinated debt, 5.38%, issued April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			€ 1,000
Rate			5.38%		5.38%
Subordinated notes	1,000
Subordinated notes, issue or (redemption) value	1,000
Subordinated notes, residual nominal value	€ 1,000